PENSION LIABILITIES, NET (Schedule Of Assumptions Used) (Details)	Dec. 31, 2015	Dec. 31, 2014
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Discount rate	2.70%	3.00%
Rate of compensation increase	2.50%	3.25%